Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 26, 2012
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000836487
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun. 26, 2012
Frontier Emerging Markets Portfolio (Prospectus Summary) | Frontier Emerging Markets Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFMIX
Frontier Emerging Markets Portfolio (Prospectus Summary) | Frontier Emerging Markets Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFMPX
Frontier Emerging Markets Portfolio (Prospectus Summary) | Frontier Emerging Markets Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFMHX
Frontier Emerging Markets Portfolio (Prospectus Summary) | Frontier Emerging Markets Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFMLX